Leases - Maturity of Lease Payments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Present Value of Payments	$ 514	$ 382
Present value of minimum lease payments		382
Minimum present value of operating lease payments due	514	382
Current	90	32
Non-current	424	350
Lease obligations	514	382
Undiscounted Minimum Lease Payments	666	521
Lease Payments, Finance Charges	(152)	(139)
Within 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Present Value of Payments	90	32
Undiscounted Minimum Lease Payments	110	44
2-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Present Value of Payments	146	128
Undiscounted Minimum Lease Payments	206	194
After 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Present Value of Payments	278	222
Undiscounted Minimum Lease Payments	$ 350	$ 283